Other Reserves	12 Months Ended
Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Other Reserves
OTHER RESERVES

	SA rand
Figures in million	2019	2018

Foreign exchange translation reserve (a)	2 389	2 439
Hedge reserve (b)	(214)	413
Share-based payments (c)	2 764	2 534
Post-retirement benefit actuarial gain/(loss) (d)	(19)	(12)
Acquisition of non-controlling interest in subsidiary (e)	(381)	(381)
Equity component of convertible bond (f)	277	277
Repurchase of equity interest (g)	(98)	(98)
Equity instruments designated at fair value through other comprehensive income (h)	79	—
Fair value movement of available-for-sale financial assets (i)	—	(3)
Other	(24)	(24)

Total other reserves	4 773	5 145

(a)	The balance of the foreign exchange translation reserve movement represents the cumulative translation effect of the group's off-shore operations.

(b)
Harmony has entered into gold hedging contracts. Cash flow hedge accounting is applied to these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves). Refer to note 18 for further information. The reconciliation of the hedge reserve is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	413	1 143

	(274)	216

Net gain/(loss) on gold contracts	(351)	273
Deferred tax thereon	77	(57)

	(353)	(946)

Released to revenue	(453)	(1 197)
Deferred tax thereon	100	251

Balance at end of year	(214)	413

Attributable to:
Rand gold hedging contracts	(165)	413
US dollar gold hedging contracts	(49)	—

(c)	The reconciliation of the movement in the share-based payments is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	2 534	2 160
Share-based payments expensed (i)	230	374

Balance at end of year	2 764	2 534

(i)
The group issues equity-settled instruments to certain qualifying employees under an employee share option scheme and employee share ownership plan (ESOP) to award shares from the company’s authorised but unissued ordinary shares. Equity share-based payments are measured at the fair value of the equity instruments at the grant date and are expensed over the vesting period, based on the group’s estimate of the shares that are expected to vest. Refer to note 33 for more details.

24	OTHER RESERVES continued

(d)	The actuarial gains or losses related to the post-retirement benefit obligation will not be reclassified to the income statement. The movement is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	(12)	(25)
Actuarial gain/(loss)	(7)	14
Deferred tax	—	(1)

Balance at end of year	(19)	(12)

(e)
On 15 March 2004, Harmony announced that it had made an off-market cash offer to acquire all the ordinary shares, listed and unlisted options of Abelle Limited, held by non-controlling interests. The excess of the purchase price of R579 million over the carrying amount of non-controlling interest acquired, amounting to R381 million, has been accounted for under other reserves.

(f)
On 24 May 2004, the group issued a convertible bond. The amount representing the value of the equity conversion component is included in other reserves, net of deferred income taxes. The equity conversion component is determined on the issue of the bonds and is not changed in subsequent periods. The convertible bonds were repaid in 2009.

(g)
On 19 March 2010, Harmony Gold Mining Company Limited concluded an agreement with African Vanguard Resources (Proprietary) Limited (AVRD), for the purchase of its 26% share of the mining titles of the Doornkop South Reef. The original sale of the 26% share in the mining titles was accounted for as an in-substance call option by AVRD over the 26% mineral right. The agreement to purchase AVRD's 26% interest during the 2010 financial year is therefore considered to be a repurchase of the option (equity interest). The 26% interest was transferred from AVRD to Harmony in exchange for Harmony repaying the AVRD Nedbank loan and the issue of 2 162 359 Harmony shares. The difference between the value of the shares issued of R152 million, the liability to the AVRD and transaction costs, have been taken directly to equity.

(h)	Includes R82 million related to the fair value movement of Harmony's interest in Rand Mutual Assurance. Refer to note 17.

(i)
In accordance with the transitional provisions in IFRS 9, comparative figures were not restated. On adoption of the standard, the reserve attributable to fair value movement of available-for-sale financial assets was transferred to equity instruments designated at fair value through other comprehensive income.